Label	Element	Value
LG QRAFT AI-Powered U.S. Large Cap Core ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The LG QRAFT AI-Powered U.S. Large Cap Core ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal period November 7, 2023 through April 30, 2024, the Fund’s portfolio turnover rate was 258% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	258.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment (the “Universe”) and includes real estate investment trusts (“REITs”). The Fund invests in the common stock of such companies.

The Fund’s adviser, Exchange Traded Concepts, LLC (the “Adviser”), uses an investment process based on a proprietary artificial intelligence security selection process that extracts patterns from analyzing data, as discussed below, developed jointly by QRAFT Technologies, Inc. (“Qraft”) and LG AI Research (“LG”). Qraft is a South Korea-based provider of artificial intelligence investment systems and currently offers services to various financial institutions. LG is a South Korean company and a branch office of LG Management Development Institute Co., Ltd., which is owned by LG Corporation. LG conducts research on artificial intelligence technologies and seeks to utilize such technologies throughout LG Corporation’s various lines of business. Qraft has licensed the proprietary artificial intelligence security selection process to the Adviser for purposes of managing the Fund.

In pursuing the Fund’s investment objective, the Adviser consults a database generated by the LG-Qraft artificial intelligence system (“LG QRAFT AI”), which automatically evaluates and filters data according to parameters supporting a particular investment thesis. For the database, LG QRAFT AI selects and weights portfolios of companies in the Universe listed on the New York Stock Exchange and NASDAQ to provide a balanced exposure to a variety of factors affecting the U.S. market including, but not limited to, quality (generally, a company’s profitability), size (market capitalization), value (comparison of a company’s market value versus its book value), momentum (a security’s recent price returns compared to the overall market over time), and volatility (a security’s systematic risk as compared to the market as a whole) (the “U.S. Large Cap Core Database”). LG QRAFT AI first estimates each stock’s relative superiority of price appreciation (i.e., increase in stock price) over the rest of the pool of companies for the next four week investment period using deep learning technologies (i.e., exposure to and processing of large amounts of data) and the distribution of each stock’s relative superiority of price appreciation for the same period using deep learning architectures such as Bayesian neural networks that estimate the uncertainty of its forecast, and selects the top 100 stocks based on the average of the distribution of each stock’s relative superiority of price appreciation for inclusion in the U.S. Large Cap Core Database. LG QRAFT AI compresses such data and evaluates how each individual factor would change and/or affect a company over time, identifying the companies that have the greatest potential to outperform their U.S. large cap peers over the next four-week period. The stocks are then weighted pursuant to a methodology that considers stock-specific factors (including market cap and volatility) and aims to maximize the portfolio’s risk adjusted return. The final portfolio is then delivered to the U.S. Large Cap Core Database for use by the Adviser. LG QRAFT AI repeats such processes every four weeks and the Adviser may make changes to the Fund’s portfolio based on the newly generated information.

The Fund expects to hold 100 companies in its portfolio. While it is anticipated that the Adviser will purchase and sell securities based on recommendations by the U.S. Large Cap Core Database, the Adviser has full discretion over investment decisions for the Fund. Therefore, the Adviser has full decision-making power not only if it identifies a potential technical issue or error with the U.S. Large Cap Core Database, but also if it believes that the recommended portfolio does not further the Fund’s investment objective or fails to take into account company events such as corporate actions, mergers and spin-offs. Additionally, the Adviser has discretion over the amount of cash maintained in the Fund’s portfolio and the reinvestment of dividends in the Fund’s portfolio, subject to the Fund’s distribution requirements as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). See “Federal Income Taxes” in the Fund’s Statement of Additional Information (the “SAI”) for a more complete discussion. Notwithstanding the foregoing, the Fund limits the weighting of a single company to 10% and no more than 40% of the Fund’s assets may be invested in securities with a more than 5% weighting in the Fund’s portfolio. Because the U.S. Large Cap Core Database is adjusted every four weeks, the Adviser expects that the Fund will frequently purchase and sell securities.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of August 1, 2024, a significant portion of the Fund’s assets consisted of securities of companies in the Technology Sector, although this may change from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on November 7, 2023, and therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Common Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Early Close/Trading Halt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Issuer-Specific Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Large-Capitalization Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies or the market as a whole. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to NAV, possibly face delisting, and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Fund’s principal investment strategies are dependent upon the use of Qraft’s and LG’s proprietary artificial intelligence security selection process and, as a result, the Adviser’s skill in understanding and utilizing such processes. The achievement of the investment objective of the Fund cannot be guaranteed and the Adviser’s management of the Fund may not produce the intended results.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Model and Data Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model and Data Risk. The Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | New/Smaller Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in high portfolio turnover, which may result in increased transaction costs and may lower Fund performance. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and lower performance. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | REIT Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, U.S. REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940 (the “1940 Act”).
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Sector Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.
LG QRAFT AI-Powered U.S. Large Cap Core ETF | LG QRAFT AI-Powered U.S. Large Cap Core ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 240

[1]	Based on estimated amounts for the current fiscal year.